Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax depreciation greater than book depreciation	$ 12	$ 40
Book amortization less than (in excess of) tax amortization	7	(25)
Liabilities currently not deductible for tax		20
Net tax losses (benefited) utilized	(13)	46
Change in valuation allowance on deferred tax assets	(1)	(3)
Austrian tax reform		32
Net tax credits utilized		10
Others	(12)	(7)
Deferred income tax, Total	$ (7)	$ 113